Note 16 - Per Share Amounts - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Net income	$ 22,380	$ 19,405
Preferred share dividends paid	(1,578)	(2,168)
Net income available to common shareholders	$ 20,802	$ 17,237
Weighted average number of common shares outstanding (in shares)	21,752,930	21,123,559
Basic and diluted income per common share: (in CAD per share)	$ 0.96	$ 0.82